UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  JUNE 30, 2012


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JUNE 30, 2012


[LOGO OF USAA]
   USAA(R)
                                    [GRAPHIC OF USAA TOTAL RETURN STRATEGY FUND]

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       SEMIANNUAL REPORT
       USAA TOTAL RETURN STRATEGY FUND
       JUNE 30, 2012

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

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PRESIDENT'S MESSAGE

"AS I HAVE SAID IN THE PAST, HIGH ENERGY PRICES
REDUCE THE AMOUNT OF MONEY AMERICAN
CONSUMERS HAVE TO SPEND ON OTHER THINGS.           [PHOTO OF DANIEL S. McNAMARA]
THE REVERSE IS ALSO TRUE; A DECLINE IN ENERGY
PRICES CAN STIMULATE CONSUMER SPENDING."

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AUGUST 2012

Market sentiment fluctuated widely during the six-month reporting period. While it was a bumpy ride for investors, U.S. equities posted gains of approximately 9.5% as measured by the S&P 500(R) Index. This was in stark contrast to the stocks of developed and developing nations, many of which fell during the reporting period. Meanwhile, Treasuries continued to generate strong returns -- much to the surprise of some market participants.

At the beginning of 2012, U.S. economic data -- including the level of unemployment -- appeared to improve. We were skeptical, mainly because we believed the data were temporarily influenced by the unusually mild winter. Nevertheless, investors seized on the "good" news and stocks and riskier asset classes performed well. They extended their gains as the European Central Bank continued its version of quantitative easing (long-term refinancing operations or "LTROs"), flooding the European banking system with Euros.

Though many observers had hoped that U.S. economic activity would accelerate during the spring of this year, the warm winter weather did appear to have pulled demand (and job gains) forward without permanently improving the U.S. economic outlook. At the same time, Europe's problems flared anew, causing investors to shift into safer assets. The U.S. Treasury market extended its rally and yields (which move in the opposite direction of prices) fell to record lows. At one point, the yield on 10-year U.S. Treasuries was 1.45%.

As the reporting period ended, optimism once again dominated the market. Despite a weak global economy, investors hoped that stronger European

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

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Union nations, such as Germany, would relax austerity conditions, promote a pro-growth agenda, and create mechanisms to provide more financial assistance to countries such as Spain and Italy, which suffer from high borrowing costs.

In the United States, politics dominated investors' attention as they focused on the contentious debate over another increase in the nation's debt ceiling. In addition, unless Congress acts, tax hikes and spending cuts, including a large reduction in military spending, will automatically take effect in 2013. (This is the "fiscal cliff" being discussed in the media.) All the same, investors should not lose sight of a growing list of positives. Housing prices are beginning to improve in some of the harder hit markets around the country. Even more encouraging, energy prices have declined. As I have said in the past, high energy prices reduce the amount of money American consumers have to spend on other things. The reverse is also true; a decline in energy prices can stimulate consumer spending. Finally, automobile sales also have picked up as Americans, who have deferred car purchases in recent years, began to replace aging vehicles with new models.

Going forward, risks remain. However, in my opinion, there also are significant opportunities. Rest assured that your team of USAA portfolio managers will do their utmost to stay abreast of changing market conditions as they strive to meet your investment expectations.

From all of us here at USAA Asset Management Company*, thank you for your continued confidence in us.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

*Effective January 1, 2012, USAA Asset Management Company began advising each series of USAA Mutual Funds Trust, replacing USAA Investment Management Company.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           7

FINANCIAL INFORMATION

   Portfolio of Investments                                                  10

   Notes to Portfolio of Investments                                         13

   Financial Statements                                                      14

   Notes to Financial Statements                                             17

EXPENSE EXAMPLE                                                              35

ADVISORY AGREEMENT                                                           37

The opinions expressed herein should not be considered as promises or advice and are applicable only through the period on the front of this report. The risks of investing in your fund are listed within its prospectus.

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2012, USAA. All rights reserved.

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

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FUND OBJECTIVE*

THE USAA TOTAL RETURN STRATEGY FUND (THE FUND) HAS AN INVESTMENT OBJECTIVE TO SEEK CAPITAL APPRECIATION THROUGH THE USE OF A DYNAMIC ALLOCATION STRATEGY, ACROSS STOCKS, BONDS, AND CASH INSTRUMENTS.

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TYPES OF INVESTMENTS

The Fund's assets are invested pursuant to a dynamic allocation strategy, which allows the Fund's investment adviser to invest at any given time a portion or substantially all of the Fund's assets allocated to it in stocks or bonds, either directly or through the use of exchange-traded funds (ETFs), and/or cash equivalents, through direct investment in short-term, high-quality money market instruments or money market funds.

*Prior to January 27, 2012, the Fund's objective was to seek a positive return every calender year and over the long-term (five years and more) to achieve returns greater than the S&P 500 Index with less risk.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

USAA Asset Management Company

     JOHN P. TOOHEY, CFA                           JULIANNE BASS, CFA
     WASIF A. LATIF                                TONY ERA

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o  HOW DID THE USAA TOTAL RETURN STRATEGY FUND (THE FUND) PERFORM DURING THE
   REPORTING PERIOD?

   During the six months ended June 30, 2012, the Fund had a total return of 4.39%. This compares to returns of 9.49% for the S&P 500 Index (the Index) and the average return of 3.89% for the funds within the Lipper Flexible Portfolio Funds Index.

o PLEASE EXPLAIN THE REASONING BEHIND THE CHANGE OF THE FUND'S INVESTMENT OBJECTIVE AND STRATEGY.

   The Fund's investment objective has been simplified to seek capital appreciation, while its investment strategy has been revised to permit investing in a broader array of equity and fixed-income securities. In addition, the market-neutral strategy, managed by QS Investors, LLC, is no longer a component of the Fund's investment strategy effective January 27, 2012. By making these changes, USAA Asset Management Company expects to be able to construct a more diversified portfolio for investors while providing the Fund with additional investment flexibility to take advantage of opportunities in the marketplace.

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

   Refer to page 8 for benchmark definitions.

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2  | USAA TOTAL RETURN STRATEGY FUND

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o  PLEASE DISCUSS THE MARKET ENVIRONMENT IN THE FIRST HALF OF 2012.

   The financial markets delivered strong performance during the first half of the year, but this obscures the elevated investor nervousness that characterized the spring. During the first calendar quarter, markets across the globe surged behind the aggressive monetary stimulus by of European Central Bank and a string of positive economic data here at home. Investor sentiment grew much more cautious during April and May of 2012, however, as a steady stream of bad news began to flow in from around the globe. Domestic economic growth started to show signs of slowing after a stronger than expected first quarter, China's economy continued to decelerate, and the debt crisis in Europe moved back into the headlines on worries that Spain's banking system was slipping into a crisis.

   The financial markets regained their footing this past June on hopes for additional stimulus from global central banks, allowing the major asset classes to finish the quarter with positive returns. Domestic equities produced stellar gains, as gauged by the 9.49% return of the Index and the 8.53% return of the small-cap Russell 2000(R) Index. Developed-market international equities lagged due to the problems in Europe, finishing the first half with a return of 2.96% based on the MSCI Europe, Australasia, and Far East (EAFE) Index. Emerging markets, as measured by the MSCI Emerging Markets Index, returned 3.93%. The domestic bond market also finished the period firmly in positive territory, as measured by the 2.37% return of the Barclays Aggregate U.S. Bond Index.

o  WHAT FACTORS DROVE THE FUND'S PERFORMANCE?

   The Fund seeks to achieve positive total returns at a lower level of volatility than either the Lipper peer group or the financial markets as a whole. To this end, we employ a multi-pronged, risk-controlled

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

   strategy that attempts to mitigate the impact of large stock market downturns, while at the same time participating to a significant degree in the stock market's upside. While our risk-managed approach detracted from performance during the first three months of the year, it added substantial value during the second quarter. As a result, we finished the reporting period ahead of our Lipper peer group.

   Our approach has two main components: The first is our investment in individual stocks and exchange-traded funds (ETFs) designed to track the performance of the major asset classes. Here, our performance was helped by our underweights in U.S. small-cap stocks and developed-market international equities, as well as by our allocation to fixed-income securities.

   The second component of the Fund is our equity hedging strategy, which seeks to manage the risk of stock market volatility. This portion of the Fund worked as intended by helping to dampen the volatility that occurred during the second quarter. In addition, it helped the Fund provide smoother results compared to an unhedged strategy. We believe the use of option hedging strategies may allow us to provide better risk-adjusted returns over a full market cycle.

o  HOW IS THE FUND POSITIONED?

   In the equity portion of the Fund, we continue to favor U.S. large-cap stocks with strong balance sheets and the ability to perform well in a slower-growth environment. However, we are beginning to see more attractive relative valuations in certain segments of the developed international markets. As of period end, we initiated a small position in European equities through a diversified ETF. We remain positive the emerging markets, which we find attractive to their developed-market counterparts on the basis of their stronger economic growth and lower valuations.

   The Fund gradually increased its position in fixed-income securities during the first quarter. We have the ability to adjust the Fund's risk

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4  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

   exposure as the outlook changes, and we believe this weighting -- which is diversified among ETFs that invest in U.S. Treasuries, investment-grade corporate bonds, and high-yield instruments -- will provide ballast if the equity markets become more volatile in the months ahead. This indeed proved to be the case during the period of elevated risk aversion that occurred in April and May of 2012, when our relatively new position in long-term U.S. Treasuries added to performance.

o  HOW WOULD YOU CHARACTERIZE YOUR VIEW ON THE U.S. ECONOMY AND FINANCIAL
   MARKETS?

   The U.S. economy continues to experience sluggish, uneven growth. This is nothing new, as the United States is now in the fifth year of a long deleveraging process that is likely to continue for many more years to come. What is new, however, is the recent downturn in corporate earnings estimates. Despite slow economic growth, U.S. corporations have been able to boost profit margins and increase bottom-line earnings in recent years through aggressive cost-cutting. In turn, this has provided a boost to both the economy and the stock market. Now, with earnings estimates beginning to decline, it remains to be seen whether U.S. equities warrant their higher valuation relative to other developed markets around the world. We will be monitoring this closely as we move into the second half of the year.

   On the positive side, the U.S. economy remains the proverbial "best house in a bad neighborhood" relative to its developed-market peers. The combination of the stronger housing market, the boom in the energy industry resulting from the fracking revolution, and the positive impact lower oil prices should have on domestic consumers are all factors that should provide support to our economy. While we see the United States moving closer to self-sustaining growth in the next two to three years, the near-term outlook remains murky due to the potential impact of Europe's continued economic downturn.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

   While fundamentals remain the key driver of long-term financial market performance, the near-term picture is likely to remain dominated by questions related to government policy worldwide. In the United States, the election and the policy response to the upcoming "fiscal cliff" -- the combination of increased taxes and reduced government spending currently scheduled to take place in 2013 -- is likely to create a great deal of uncertainty in the months ahead. Other potential sources of volatility include economic data out of China, the debt crisis in Europe, and speculation as to whether the U.S. Federal Reserve will enact a third round of its stimulative quantitative easing policy.

   As these developments inevitably create elevated short-term noise in the financial markets, our response will be to maintain our steady, long-term investment strategy and emphasis on diversification. We believe this steady approach is essential in the current, news-driven environment.

   Thank you for your investment in the Fund.

   Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss.

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6  | USAA TOTAL RETURN STRATEGY FUND

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INVESTMENT OVERVIEW

USAA TOTAL RETURN STRATEGY FUND (Ticker Symbol: USTRX)


--------------------------------------------------------------------------------
                                               6/30/12              12/31/11
--------------------------------------------------------------------------------

Net Assets                                 $122.5 Million       $125.9 Million
Net Asset Value Per Share                      $8.58                $8.24


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/12
--------------------------------------------------------------------------------
12/31/11 to 6/30/12*       1 Year         5 Years       Since Inception 1/24/05

       4.39%               -0.86%          -0.94%                0.82%


--------------------------------------------------------------------------------
                         EXPENSE RATIO AS OF 12/31/11**
--------------------------------------------------------------------------------

                                    1.82%


               (Includes acquired fund fees and expenses of 0.10%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

* Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2012, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                                                        INVESTMENT OVERVIEW |  7

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  LIPPER FLEXIBLE            S&P 500          USAA TOTAL RETURN
               PORTFOLIO FUNDS INDEX          INDEX             STRATEGY FUND
 1/31/05            $10,000.00             $10,000.00            $10,000.00
 2/28/05             10,188.52              10,210.44             10,020.00
 3/31/05             10,007.72              10,029.64              9,854.00
 4/30/05              9,824.85               9,839.42              9,874.07
 5/31/05             10,051.58              10,152.49              9,884.10
 6/30/05             10,125.36              10,166.90              9,925.25
 7/31/05             10,449.34              10,545.00             10,096.37
 8/31/05             10,448.92              10,448.78              9,965.51
 9/30/05             10,600.57              10,533.41              9,998.75
10/31/05             10,455.83              10,357.81             10,018.93
11/30/05             10,706.71              10,749.57             10,039.11
12/31/05             10,806.95              10,753.25             10,043.95
 1/31/06             11,156.20              11,038.03             10,074.42
 2/28/06             11,108.49              11,067.98             10,104.89
 3/31/06             11,285.24              11,205.75             10,132.31
 4/30/06             11,412.27              11,356.22             10,163.01
 5/31/06             11,150.67              11,029.37             10,203.95
 6/30/06             11,138.94              11,044.32             10,237.82
 7/31/06             11,175.97              11,112.45             10,268.81
 8/31/06             11,373.16              11,376.85             10,310.14
 9/30/06             11,498.50              11,670.03             10,344.23
10/31/06             11,802.06              12,050.31             10,385.98
11/30/06             12,066.02              12,279.46             10,521.68
12/31/06             12,187.09              12,451.71             10,555.63
 1/31/07             12,331.83              12,640.03             10,692.86
 2/28/07             12,283.67              12,392.80             10,471.19
 3/31/07             12,399.00              12,531.41             10,537.71
 4/30/07             12,785.79              13,086.50             10,876.27
 5/31/07             13,073.50              13,543.15             11,204.26
 6/30/07             13,014.20              13,318.15             11,142.87
 7/31/07             12,882.48              12,905.23             11,005.04
 8/31/07             12,873.74              13,098.68             11,111.06
 9/30/07             13,381.17              13,588.55             11,428.12
10/31/07             13,737.37              13,804.70             11,523.97
11/30/07             13,412.18              13,227.57             11,172.50
12/31/07             13,353.40              13,135.81             11,051.97
 1/31/08             12,919.38              12,347.90             10,780.68
 2/29/08             12,837.69              11,946.77             10,698.12
 3/31/08             12,666.94              11,895.18             10,655.48
 4/30/08             13,124.02              12,474.52             11,022.50
 5/31/08             13,331.89              12,636.09             11,271.13
 6/30/08             12,733.00              11,570.83             10,853.18
 7/31/08             12,492.21              11,473.56             10,805.73
 8/31/08             12,449.51              11,639.52             10,948.07
 9/30/08             11,283.16              10,602.35             10,214.35
10/31/08              9,548.04               8,821.71              8,977.69
11/30/08              9,010.17               8,188.71              8,537.72
12/31/08              9,344.88               8,275.84              8,729.62
 1/31/09              8,948.31               7,578.30              8,245.31
 2/28/09              8,344.66               6,771.38              7,724.68
 3/31/09              8,897.56               7,364.52              8,045.34
 4/30/09              9,610.14               8,069.37              8,385.12
 5/31/09             10,222.11               8,520.72              8,809.83
 6/30/09             10,054.33               8,537.62              8,755.23
 7/31/09             10,872.60               9,183.38              9,095.24
 8/31/09             11,137.50               9,514.94              9,228.81
 9/30/09             11,609.76               9,870.00              9,400.03
10/31/09             11,428.59               9,686.64              9,351.45
11/30/09             11,916.10              10,267.68              9,655.07
12/31/09             12,070.54              10,466.00              9,798.67
 1/31/10             11,755.01              10,089.50              9,626.55
 2/28/10             11,958.61              10,402.05              9,798.67
 3/31/10             12,542.39              11,029.76             10,044.54
 4/30/10             12,733.39              11,203.89             10,056.85
 5/31/10             12,001.09              10,309.25              9,761.43
 6/30/10             11,610.53               9,769.58              9,379.83
 7/31/10             12,234.31              10,454.07              9,773.74
 8/31/10             11,943.20               9,982.13              9,441.38
 9/30/10             12,702.36              10,872.98              9,995.31
10/31/10             13,120.98              11,286.69             10,130.71
11/30/10             13,110.82              11,288.13             10,044.54
12/31/10             13,628.89              12,042.54             10,289.47
 1/31/11             13,913.64              12,327.96             10,400.50
 2/28/11             14,194.55              12,750.31             10,597.90
 3/31/11             14,259.07              12,755.38             10,647.25
 4/30/11             14,663.53              13,133.13             10,832.32
 5/31/11             14,536.36              12,984.47             10,770.63
 6/30/11             14,324.65              12,768.03             10,721.28
 7/31/11             14,209.16              12,508.40             10,585.57
 8/31/11             13,587.26              11,828.92             10,055.05
 9/30/11             12,674.89              10,997.36              9,635.58
10/31/11             13,727.93              12,199.29             10,129.08
11/30/11             13,517.98              12,172.34             10,289.47
12/31/11             13,471.21              12,296.85             10,182.31
 1/31/12             14,092.09              12,847.93             10,478.88
 2/29/12             14,535.79              13,403.50             10,676.59
 3/31/12             14,670.01              13,844.60             10,684.01
 4/30/12             14,634.73              13,757.70             10,684.01
 5/31/12             13,855.57              12,930.86             10,300.67
 6/30/12             14,245.41              13,463.64             10,628.80

                                   [END CHART]

                         *Data from 1/31/05 to 6/30/12.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Total Return Strategy Fund to the following benchmarks:

o The unmanaged Lipper Flexible Portfolio Funds Index tracks the performance of the 30 largest funds within the Lipper Flexible Funds category. This category allocates its investments across various asset classes, including domestic common stocks, bonds, and money market instruments, with a focus on total return.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

*The performance of the Lipper Flexible Portfolio Funds Index and the S&P 500 Index is calculated from the end of the month, January 31, 2005, while the Fund's inception date is January 24, 2005. There may be a slight variation of the performance numbers because of this difference. It is not possible to invest directly in an index.

================================================================================

8  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

                             TOP 10 EQUITY SECURITY
                                  AS OF 6/30/12
                                (% of Net Assets)

Vanguard MSCI Emerging Markets ETF* ......................................  11.9%
Vanguard Energy ETF* .....................................................  11.8%
Vanguard Information Technology ETF* .....................................  11.1%
iShares S&P MidCap 400 Index Fund* .......................................  10.2%
iShares MSCI Germany Index Fund* .........................................   5.0%
SPDR S&P 500 ETF Trust* ..................................................   4.3%
iShares S&P U.S. Preferred Stock Index* ..................................   4.2%
Market Vectors Gold Miners ETF ...........................................   3.3%
iShares MSCI Russia Capped Index* ........................................   2.5%
SPDR Gold Shares Trust ...................................................   2.5%

                               ASSET ALLOCATION**
                                  AS OF 6/30/12
                                (% of Net Assets)

Common Stocks ............................................................  6.0%
Exchange-Traded Funds* ................................................... 90.4%
Money Market Instruments .................................................  3.4%

 * Exchange-traded funds (ETFs) are baskets of securities and are traded like individual stocks on an exchange. These particular ETFs represent multiple sectors. The Fund participates in exemptive orders held by certain ETFs that allow the Fund to invest in these ETFs above the level permitted under the investment Act of 1940.

** Excludes options.

Percentages are of net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 10-12.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2012 (unaudited)

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES    SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
             EQUITY SECURITIES (96.4%)

             COMMON STOCKS (6.0%)

             ENERGY (6.0%)
             -------------
             OIL & GAS EXPLORATION & PRODUCTION (6.0%)
   62,000    Encana Corp.                                                             $  1,292
   17,000    EOG Resources, Inc.                                                         1,532
   26,000    EQT Corp.                                                                   1,394
   50,000    Southwestern Energy Co.*                                                    1,597
   65,000    Ultra Petroleum Corp.*                                                      1,500
                                                                                      --------
             Total Energy                                                                7,315
                                                                                      --------
             Total Common Stocks (cost: $7,069)                                          7,315
                                                                                      --------
             EQUITY EXCHANGE-TRADED FUNDS (74.8%)
  306,067    iShares MSCI Germany Index Fund                                             6,060
  225,000    iShares MSCI Italy Index Fund                                               2,545
  150,000    iShares MSCI Russia Capped Index Fund                                       3,104
   60,000    iShares MSCI Spain Index Fund                                               1,488
  133,274    iShares S&P MidCap 400 Index Fund                                          12,545
  130,821    iShares S&P U.S. Preferred Stock Index Fund                                 5,110
   91,103    Market Vectors Gold Miners ETF                                              4,079
  146,775    Market Vectors Junior Gold Miners ETF                                       2,814
   19,824    SPDR Gold Shares Trust*                                                     3,076
   38,455    SPDR S&P 500 ETF Trust                                                      5,240
   51,795    Vanguard Dividend Appreciation ETF                                          2,936
  148,486    Vanguard Energy ETF                                                        14,446
  198,420    Vanguard Information Technology ETF                                        13,637
  364,355    Vanguard MSCI Emerging Markets ETF                                         14,556
                                                                                      --------
             Total Equity Exchange-Traded Funds (cost: $92,511)                         91,636
                                                                                      --------
             FIXED INCOME EXCHANGE-TRADED FUNDS (15.6%)
   28,571    iShares Barclays 1-3 Year Credit Bond Fund                                  2,992
   23,613    iShares Barclays 20 Year Treasury Bond Fund                                 2,956

================================================================================

10  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES    SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
   66,379    iShares iBoxx High Yield Corporate Bond Fund                             $  6,055
   60,880    iShares iBoxx Investment Grade Corporate Bond Fund                          7,163
                                                                                      --------
             Total Fixed Income Exchange-Traded Funds (cost: $18,720)                   19,166
                                                                                      --------
             Total Equity Securities (cost: $118,300)                                  118,117
                                                                                      --------
             MONEY MARKET INSTRUMENTS (3.4%)

             MONEY MARKET FUNDS (3.4%)
4,187,018    State Street Institutional Liquid Reserve Fund, 0.23%(a)
               (cost: $4,187)                                                            4,187
                                                                                      --------

             TOTAL INVESTMENTS (COST: $122,487)                                       $122,304
                                                                                      ========

----------------------------------------------------------------------------------------------
NUMBER
OF CONTRACTS
----------------------------------------------------------------------------------------------
             PURCHASED OPTIONS (0.5%)
    2,000    Put - iShares MSCI EAFE Index expiring August 18, 2012 at 45                   94
    3,600    Put - iShares MSCI Emerging Markets Index expiring July 21, 2012 at 35         27
      100    Put - Russell 2000 Index expiring August 18, 2012 at 760                      127
      330    Put - S&P 500 Index expiring August 18, 2012 at 1270                          332
                                                                                      --------

             TOTAL PURCHASED OPTIONS (COST: $1,213)                                   $    580
                                                                                      ========
             WRITTEN OPTIONS (0.2%)
   (2,000)   Put - iShares MSCI EAFE Index expiring August 18, 2012 at 42                  (47)
   (2,000)   Put - iShares MSCI Emerging Markets Index expiring July 21, 2012 at 34         (9)
     (100)   Put - Russell 2000 Index expiring August 18, 2012 at 700                      (45)
     (300)   Put - S&P 500 Index expiring August 18, 2012 at 1200                         (127)
                                                                                      --------

             TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $414)                          $   (228)
                                                                                      ========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

-------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                                      VALUATION HIERARCHY
-------------------------------------------------------------------------------------------------------------------
                                                    (LEVEL 1)            (LEVEL 2)        (LEVEL 3)
                                                QUOTED PRICES    OTHER SIGNIFICANT      SIGNIFICANT
                                            IN ACTIVE MARKETS           OBSERVABLE     UNOBSERVABLE
ASSETS                                   FOR IDENTICAL ASSETS               INPUTS           INPUTS           TOTAL
-------------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                                      $  7,315                   $-               $-        $  7,315
  Equity Exchange-Traded Funds                         91,636                    -                -          91,636
  Fixed Income Exchange-Traded Funds                   19,166                    -                -          19,166
Money Market Instruments:
  Money Market Funds                                    4,187                    -                -           4,187
Purchased Options                                         580                    -                -             580
-------------------------------------------------------------------------------------------------------------------
Total                                                $122,884                   $-               $-        $122,884
-------------------------------------------------------------------------------------------------------------------

                                                    (LEVEL 1)            (LEVEL 2)        (LEVEL 3)
                                                QUOTED PRICES    OTHER SIGNIFICANT      SIGNIFICANT
                                            IN ACTIVE MARKETS           OBSERVABLE     UNOBSERVABLE
LIABILITIES                         FOR IDENTICAL LIABILITIES               INPUTS           INPUTS           TOTAL
-------------------------------------------------------------------------------------------------------------------
Written Options                                         $(228)                  $-               $-           $(228)
-------------------------------------------------------------------------------------------------------------------
Total                                                   $(228)                  $-               $-           $(228)
-------------------------------------------------------------------------------------------------------------------

For the period of January 1, 2012, through June 30, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

12  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2012 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 24.9% of net assets at June 30, 2012.

   The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

o  SPECIFIC NOTES

   (a) Rate represents the money market fund annualized seven-day yield at June 30, 2012.

     *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  13

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

June 30, 2012 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $122,487)        $122,304
   Purchased options, at market value (cost of $1,213)                       580
   Cash                                                                      274
   Receivables:
      Capital shares sold                                                    115
      Dividends and interest                                                  27
      Securities sold                                                      2,000
      Options sold                                                            96
                                                                        --------
         Total assets                                                    125,396
                                                                        --------
LIABILITIES
   Payables:
      Securities purchased                                                 2,268
      Options purchased                                                      164
      Capital shares redeemed                                                109
   Written options, at market value (premiums received of $414)              228
   Accrued management fees                                                    58
   Accrued transfer agent's fees                                               5
   Other accrued expenses and payables                                        51
                                                                        --------
         Total liabilities                                                 2,883
                                                                        --------
            Net assets applicable to capital shares outstanding         $122,513
                                                                        ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                      $159,850
   Accumulated overdistribution of net investment income                      (1)
   Accumulated net realized loss on investments, securities
      sold short, and options                                            (36,706)
   Net unrealized depreciation of investments, securities
      sold short, and options                                               (630)
            Net assets applicable to capital shares outstanding         $122,513
                                                                        ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                            14,281
                                                                        ========
   Net asset value, redemption price, and offering price per share      $   8.58
                                                                        ========

See accompanying notes to financial statements.

================================================================================

14  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended June 30, 2012 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $2)                       $ 1,048
   Interest                                                                   13
                                                                         -------
         Total income                                                      1,061
                                                                         -------
EXPENSES
   Management fees                                                           368
   Administration and servicing fees                                          94
   Transfer agent's fees                                                     217
   Custody and accounting fees                                                29
   Postage                                                                    19
   Shareholder reporting fees                                                 14
   Trustees' fees                                                              7
   Registration fees                                                          17
   Professional fees                                                          50
   Dividend expense on securities sold short                                  17
   Other                                                                      10
                                                                         -------
         Total expenses                                                      842
                                                                         -------
NET INVESTMENT INCOME                                                        219
                                                                         -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
SECURITIES SOLD SHORT, AND OPTIONS
   Net realized gain (loss) on:
      Investments                                                          9,747
      Securities sold short                                                2,206
      Options                                                             (3,676)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                         (4,212)
      Securities sold short                                                 (312)
      Options                                                              1,384
                                                                         -------
         Net realized and unrealized gain                                  5,137
                                                                         -------
   Increase in net assets resulting from operations                      $ 5,356
                                                                         =======

See accompanying notes to financial statements.

================================================================================

                                                     FINANCIAL STATEMENTS |  15

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended June 30, 2012 (unaudited), and year ended December 31,
2011

--------------------------------------------------------------------------------

                                                                        6/30/2012    12/31/2011
-----------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                 $    219      $    304
   Net realized gain (loss) on investments                                  9,747        (6,814)
   Net realized gain (loss) on securities sold short                        2,206          (205)
   Net realized gain on foreign currency transactions                           -             1
   Net realized gain (loss) on options                                     (3,676)        2,060
   Change in net unrealized appreciation/depreciation of:
      Investments                                                          (4,212)        1,025
      Securities sold short                                                  (312)        3,246
      Options                                                               1,384          (823)
                                                                         ----------------------
   Increase (decrease) in net assets resulting from operations              5,356        (1,206)
                                                                         ----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                     (303)         (200)
                                                                         ----------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                                6,890        19,989
   Reinvested dividends                                                       299           198
   Cost of shares redeemed                                                (15,624)      (34,177)
                                                                         ----------------------
      Decrease in net assets from capital share transactions               (8,435)      (13,990)
                                                                         ----------------------
   Net decrease in net assets                                              (3,382)      (15,396)

NET ASSETS
   Beginning of period                                                    125,895       141,291
                                                                         ----------------------
   End of period                                                         $122,513      $125,895
                                                                         ======================
Accumulated undistributed (overdistribution of) net
   investment income:
   End of period                                                         $     (1)     $     83
                                                                         ======================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                                809         2,370
   Shares issued for dividends reinvested                                      35            24
   Shares redeemed                                                         (1,832)       (4,070)
                                                                         ----------------------
      Decrease in shares outstanding                                         (988)       (1,676)
                                                                         ======================

See accompanying notes to financial statements.

================================================================================

16  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this semiannual report pertains only to the USAA Total Return Strategy Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek capital appreciation through the use of a dynamic allocation strategy, across stocks, bonds, and cash instruments.

The Fund's assets are invested pursuant to a dynamic allocation strategy, which allows the Fund's investment adviser to invest at any given time a portion or substantially all of the Fund's assets allocated to it in stocks or bonds, either directly or through the use of exchange-traded funds (ETFs), and/or cash equivalents, through direct investment in short-term, high-quality money market instruments or money market funds.

Prior to January 27, 2012, the Fund's objective was to seek a positive return every calender year and over the long-term (five years and more) to achieve returns greater than the S&P 500 Index with less risk.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including ETFs and equity securities sold short, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

        exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Asset Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

================================================================================

18  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    6. Repurchase agreements are valued at cost, which approximates market value.

    7.  Options are valued by a pricing service at the National Best Bid/Offer
        (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

    8. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical

================================================================================

20  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

    means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

    OPTION TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

    Premiums paid for purchased options are included in the Fund's statement of assets and liabilities as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

    Premiums received from writing options are included in the Fund's statement of assets and liabilities as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

    a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

    In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JUNE 30, 2012* (IN THOUSANDS)

                                          ASSET DERIVATIVES                 LIABILITY DERIVATIVES
------------------------------------------------------------------------------------------------------
                                 STATEMENT OF                           STATEMENT OF
                                 ASSETS AND                             ASSETS AND
DERIVATIVES NOT ACCOUNTED        LIABILITIES                            LIABILITIES
FOR AS HEDGING INSTRUMENTS       LOCATION               FAIR VALUE      LOCATION            FAIR VALUE
------------------------------------------------------------------------------------------------------
Equity contracts                 Purchased                 $580         Written options        $228
                                 options; Net
                                 unrealized
                                 depreciation of
                                 investments,
                                 securities sold
                                 short, and options
------------------------------------------------------------------------------------------------------

* For open derivative instruments as of June 30, 2012, see the portfolio of investments, which also is indicative of activity for the period ended
June 30, 2012.

================================================================================

22  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2012 (IN THOUSANDS)

                                                                               CHANGE IN
                                                                               UNREALIZED
DERIVATIVES NOT                                             REALIZED           APPRECIATION
ACCOUNTED FOR AS        STATEMENT OF                        GAIN (LOSS)        (DEPRECIATION)
HEDGING INSTRUMENTS     OPERATIONS LOCATION                 ON DERIVATIVES     ON DERIVATIVES
---------------------------------------------------------------------------------------------
Equity contracts        Net realized and unrealized            $(3,676)            $1,384
                        gain (loss) on options/Change
                        in net unrealized appreciation/
                        depreciation of options
---------------------------------------------------------------------------------------------

D. SHORT POSITIONS -- The Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. Short positions are collateralized by cash proceeds from the short sales and by designated long positions. In order to sell securities it does not own, the Fund must borrow the securities from a broker or lending agent. If the borrowed security pays a dividend during this time, the Fund must pay the amount of the dividend to the broker or lending agent. This amount is shown as "dividend expense" on the Fund's statement of operations. The Fund is subject to risk of loss if the broker executing the short sale or the lending agent were to fail to perform its obligation under the contractual terms.

    Short sales involve the risk that the Fund will incur a loss by subsequently buying the security at a higher price than the price at which the Fund previously sold the security short. Short sale transactions result in off-balance-sheet risk because the ultimate obligation may exceed the amount shown in the accompanying statement of assets and liabilities. Because the Fund's loss on a short sale stems from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Fund's loss on a long position arises from decreases in the value of the security held by the Fund and therefore is limited by the fact that a security's value cannot drop below zero. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

    The Fund may not always be able to close out a short position at a particular time or at an acceptable price. The lender of securities sold short may request that borrowed securities be returned to it on short notice, and the Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time when other short sellers of the same security also want to cover their positions, it is more likely that the Fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or increase or cause a loss, as a result of the short sale.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments

================================================================================

24  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

    from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

H. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income and expense on securities sold short, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

I. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

    cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended June 30, 2012, custodian and other bank credits reduced the Fund's expenses by less than $500.

J. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

K. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. Prior to September 24, 2011, the funds were assessed a proportionate share of CAPCO's operating expenses and the maximum annual facility fee was 0.10% of the

================================================================================

26  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended June 30, 2012, the Fund paid CAPCO facility fees of less than $500, which represents 0.2% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2012.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31, 2012, in accordance with applicable tax law.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various rules governing the tax treatment of regulated investment companies. The changes made under the Act are generally effective for years beginning after the date of enactment. Under the Act, net capital losses may be carried forward indefinitely, and they retain their character as short-term and or long-term capital losses. Under pre-enactment law, net capital losses could be carried forward for eight years and treated as short-term capital losses, irrespective of the character of the original capital loss. As a transition rule, the Act requires that post-enactment capital loss carryforwards be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. At December 31, 2011, the Fund had pre-enactment capital loss carryforwards of $25,529,000 and post-enactment capital loss carryforwards of $15,019,000, for federal income tax purposes, which, if not offset by subsequent capital gains, the pre-enactment capital loss carryforwards will expire between 2017

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

and 2018, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

  PRE-ENACTMENT CAPITAL LOSS CARRYFORWARDS
-------------------------------------------
  EXPIRES                         BALANCE
-----------                     -----------
   2017                         $17,718,000
   2018                           7,811,000
                                -----------
                    Total       $25,529,000
                                ===========

  POST-ENACTMENT CAPITAL LOSS CARRYFORWARDS
--------------------------------------------
 TAX CHARACER
(NO EXPIRATION)                    BALANCE
---------------                  -----------
  Short-Term                     $     1,000
  Long-Term                       15,018,000
                                 -----------
                     Total       $15,019,000
                                 ===========

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended June 30, 2012, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2012, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended December 31, 2011, and each of the three preceding fiscal years, generally remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

================================================================================

28  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2012, were $169,977,000 and $150,323,000, respectively.

As of June 30, 2012, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of June 30, 2012, were $2,805,000 and $3,621,000, respectively, resulting in net unrealized depreciation of $816,000.

For the six-month period ended June 30, 2012, transactions in written call and put options* were as follows:

                                                                                  PREMIUMS
                                                      NUMBER OF                   RECEIVED
                                                      CONTRACTS                    (000'S)
                                                      ------------------------------------
Outstanding at December 31, 2011                          350                      $   220
Options written                                        28,810                        5,619
Options terminated in closing
  purchase transactions                               (24,760)                      (5,425)
Options expired                                             -                            -
                                                      ------------------------------------
Outstanding at June 30, 2012                            4,400                      $   414
                                                      ====================================

*Refer to Note 1C for a discussion of derivative instruments and how they are accounted for in the Fund's financial statements.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager also is authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

    assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

    The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.65% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper Flexible Portfolio Funds Index over the performance period. The Lipper Flexible Portfolio Funds Index tracks the total return performance of the 30 largest funds in the Lipper Flexible Funds category. The performance period for the Fund consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
 1.00% to 4.00%                     0.04%
 4.01% to 7.00%                     0.05%
 7.01% and greater                  0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a

================================================================================

30  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

    positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Flexible Portfolio Funds Index over that period, even if the Fund had overall negative returns during the performance period.

    For the six-month period ended June 30, 2012, the Fund incurred total management fees, paid or payable to the Manager, of $368,000, which included a (0.06)% performance adjustment of $(38,000).

B. SUBADVISORY ARRANGEMENTS -- Effective January 27, 2012, the Manager terminated its investment subadvisory agreement with QS Investors, LLC
    (QS). For the six-month period ended June 30, 2012, the Manager incurred subadvisory fees, paid or payable to QS, of $12,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended June 30, 2012, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $94,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended June 30, 2012, the Fund reimbursed the Manager $2,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

    The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended June 30, 2012, the Fund incurred transfer agent's fees, paid or payable to SAS, of $217,000.

E. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

32  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:


                                     SIX-MONTH
                                    PERIOD ENDED
                                      JUNE 30,                         YEAR ENDED DECEMBER 31,
                                    -----------------------------------------------------------------------------
                                        2012         2011         2010         2009             2008         2007
                                    -----------------------------------------------------------------------------
Net asset value at
  beginning of period               $   8.24     $   8.34     $   7.97     $   7.21         $   9.37     $  10.00
                                    -----------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income                  .02          .02          .03          .03              .13          .13
  Net realized and
    unrealized gain (loss)               .34         (.11)         .37          .85(a)         (2.09)         .35
                                    -----------------------------------------------------------------------------
Total from investment
  operations                             .36         (.09)         .40          .88            (1.96)         .48
                                    -----------------------------------------------------------------------------
Less distributions from:
  Net investment income                 (.02)        (.01)        (.03)        (.03)            (.13)        (.13)
  Realized capital gains                  --           --           --         (.09)            (.07)        (.98)
                                    -----------------------------------------------------------------------------
Total distributions                     (.02)        (.01)        (.03)        (.12)            (.20)       (1.11)
                                    -----------------------------------------------------------------------------
Net asset value at end
  of period                         $   8.58     $   8.24     $   8.34     $   7.97         $   7.21     $   9.37
                                    =============================================================================
Total return (%)*                       4.39        (1.04)        5.01        12.25(a),(c)    (21.01)        4.70(b)
Net assets at end
  of period (000)                   $122,513     $125,895     $141,291     $149,206         $142,978     $250,714
Ratios to average
  net assets:**
  Expenses including
    dividend expense on
    securities sold short (%)(d)
    Including reimbursements            1.35(k)      1.72         1.79         1.56(e),(c)      1.31(e)      1.12(b),(e)
    Excluding reimbursements            1.35(k)      1.72         1.79         1.70(c)          1.60         1.31
  Expenses excluding
    dividend expense on
    securities sold short (%)(d)
  Including reimbursements              1.32(k)      1.35         1.35         1.29(e),(c)      1.00(e)      1.00(b),(e)
  Excluding reimbursements              1.32(k)      1.35         1.35         1.43(c)          1.29         1.19
  Net investment income (%)              .35(k)       .23          .00(f)       .41             1.00         1.22
Portfolio turnover (%)(g),(h)            127           92           56(i)        68              384          471

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2012, average net assets were $125,486,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

(a) For the year ended December 31, 2009, the Manager reimbursed the Fund $8,000 for a loss incurred from the sale of option contracts that were purchased in excess of what was required to hedge the equity portion of the Fund's portfolio. The effect of this reimbursement on the Fund's net realized loss per share and total return was less than $0.01/0.01%.
(b) For the year ended December 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent's fees incurred. The effect of the reimbursement on the Fund's total return and ratio of expenses to average net assets was less than 0.01%.
(c) For the year ended December 31, 2009, SAS voluntarily reimbursed the Fund $56,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by 0.04%. This decrease is excluded from the expense ratios in the Financial Highlights table.
(d) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(e) Prior to May 1, 2009, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.00% of the Fund's average net assets, excluding the effect of any dividend expense for securities sold short.
(f) Represents less than 0.01%.
(g) The Fund's various investment strategies will create a large volume of purchase and sales transactions relative to the market value of portfolio investments, which results in portfolio turnover rates exceeding 100%.
(h) Prior to January 27, 2012, calculated excluding securities sold short, covers on securities sold short, and options transactions. The turnover rate for the portion of the Fund invested in ETFs and bonds was calculated using average daily market value for the years ended December 31, 2007, and 2008, and calculated using average monthly market value for the years ended December 31, 2009, 2010, and 2011.
(i) Revised turnover rate for the year ended December 31, 2010, to reflect removal of short sales based on management's intent to hold the securities less than one year.
(k) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

34  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

EXPENSE EXAMPLE

June 30, 2012 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2012, through June 30, 2012.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account

================================================================================

                                                           EXPENSE EXAMPLE |  35

================================================================================

values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                            EXPENSES PAID
                                  BEGINNING             ENDING              DURING PERIOD*
                                ACCOUNT VALUE        ACCOUNT VALUE        JANUARY 1, 2012 -
                               JANUARY 1, 2012       JUNE 30, 2012          JUNE 30, 2012
                               ------------------------------------------------------------
Actual                            $1,000.00            $1,043.90                $6.86

Hypothetical
 (5% return before expenses)       1,000.00             1,018.15                 6.77

* Expenses are equal to the Fund's annualized expense ratio of 1.35%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/366 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 4.39% for the six-month period of January 1, 2012, through June 30, 2012.

================================================================================

36  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

ADVISORY AGREEMENT

June 30, 2012 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 17, 2012, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuance of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuance of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement

================================================================================

                                                        ADVISORY AGREEMENT |  37

================================================================================

is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board and its committees' consideration of the Advisory Agreement included certain information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of its duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust. The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage,

================================================================================

38  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, retail investment companies with front-end sales loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all front-end and no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses were below the median of its expense group and above the

================================================================================

                                                        ADVISORY AGREEMENT |  39

================================================================================

median of its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also took into account Management's discussion of the Fund's expenses, including the various components contributing to the Fund's expense ratio. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-year period ended December 31, 2011 and was lower than the average of its performance universe and its Lipper index for the three- and five-year periods ended December 31, 2011. The Board also noted that the Fund's percentile performance ranking was in the bottom 50% of its performance universe for the one-, three-, and five-year periods ended December 31, 2011. The Board took into account management's discussion of the Fund's performance, including the Fund's more recent improved performance, as well as the various steps management has taken to address the Fund's performance.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed

================================================================================

40  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the Fund's current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is being addressed; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager and its affiliates' level of profitability from their relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the interests of the Fund and its shareholders.

================================================================================

                                                        ADVISORY AGREEMENT |  41

================================================================================

TRUSTEES                              Daniel S. McNamara
                                      Robert L. Mason, Ph.D.
                                      Barbara B. Ostdiek, Ph.D.
                                      Michael F. Reimherr
                                      Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND                     USAA Asset Management Company
INVESTMENT ADVISER                    P.O. Box 659453
                                      San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                       USAA Investment Management Company
DISTRIBUTOR                           P.O. Box 659453
                                      San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                        USAA Shareholder Account Services
                                      9800 Fredericksburg Road
                                      San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                         State Street Bank and Trust Company
ACCOUNTING AGENT                      P.O. Box 1713
                                      Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                           Ernst & Young LLP
REGISTERED PUBLIC                     100 West Houston St., Suite 1800
ACCOUNTING FIRM                       San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                           Under "My Accounts" on
SELF-SERVICE 24/7                     usaa.com select "Investments,"
AT USAA.COM                           then "Mutual Funds"

OR CALL                               Under "Investments" view
(800) 531-USAA                        account balances, or click
        (8722)                        "I want to...," and select
                                      the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

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                  WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   48704-0812                                (C)2012, USAA. All rights reserved.


   ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.
ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended June 30, 2012

By:*     /S/ ADYM W. RYGMYR
         -----------------------------------------------------------
         Signature and Title:  ADYM W. RYGMYR, Secretary

Date:     08/24/2012
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     08/27/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     08/27/2012
         ------------------------------


*Print the name and title of each signing officer under his or her signature.